REVENUE RECOGNITION (Tables)	12 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenues

The following table summarizes the Company’s disaggregated revenues as presented in the Consolidated Statement of Operations for the three months and six months ended June 30, 2020 and 2019 by revenue type, and by the applicable accounting standard.

	Three months ended June 30, 2020			Three months ended June 30, 2019
	Topic 840	Topic 606	Total	Topic 840	Topic 606	Total
Revenues:
New and used equipment sales	$—	$95.1	$95.1	$—	$61.2	$61.2
Parts sales	—	28.1	28.1	—	20.6	20.6
Service revenue	—	28.4	28.4	—	22.7	22.7
Rental revenue	26.0	—	26.0	22.1	—	22.1
Rental equipment sales	—	14.5	14.5	—	9.3	9.3

Net revenue	$26.0	$166.1	$192.1	$22.1	$113.8	$135.9

	Six months ended June 30, 2020			Six months ended June 30, 2019
	Topic 840	Topic 606	Total	Topic 840	Topic 606	Total
Revenues:
New and used equipment sales	$—	$177.3	$177.3	$—	$106.0	$106.0
Parts sales	—	56.8	56.8	—	37.1	37.1
Service revenue	—	58.6	58.6	—	39.9	39.9
Rental revenue	51.2	—	51.2	39.1	—	39.1
Rental equipment sales	—	28.7	28.7	—	16.1	16.1

Net revenue	$51.2	$321.4	$372.6	$39.1	$199.1	$238.2